Treasury Stock - Additional Information (Detail) ¥ in Thousands		1 Months Ended		4 Months Ended		12 Months Ended
	Feb. 28, 2023 CNY (¥) shares	Mar. 31, 2025 shares	May 31, 2023 CNY (¥)	Sep. 30, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2025 CNY (¥) Employees shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock						3,023,138
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						1,074,846
Restricted Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock repurchased shares						434,000
Stock repurchased during period, value | ¥						¥ 47,751
Share-Based Payment Arrangement, Plan Modification, Number of Grantees Affected | Employees						102
ESIP No.1 And ESIP No.2 [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock						393,028
Shareholder [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock	15,783					34,724
Stock repurchased during period, value | ¥	¥ 1,000
Treasury stock [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased during period, value | ¥			¥ 6,638
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		427,752		427,752	162,769